Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of new currently effective requirements
Effective date	New standards or amendments
January 1, 2020	Amendments to References to Conceptual Framework in IFRS Standards
January 1, 2020	Definition of Material (Amendments to IAS 1 and IAS 8)
January 1, 2020	Definition of a Business (Amendments to IFRS 3)
January 1, 2020	Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)
June 1, 2020	COVID-19-Related Rent Concessions (Amendment to IFRS 16)

Schedule of forthcoming requirements
Effective date	New standards or amendments
January 1, 2021	Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
January 1, 2022	Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
January 1, 2022	Annual Improvements to IFRS Standards 2018-2020
January 1, 2022	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
January 1, 2022	Reference to the Conceptual Framework (Amendments to IFRS 3)
January 1, 2023	Classification of Liabilities as Current and Non-current (Amendments to IAS 1)
January 1, 2023	IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts
Available for optional adoption/effective date deferred indefinitely	Sale or Contributions of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)

Schedule of amortisation write off rates per annum
Software	33% straight-line
Intellectual Property	Indefinite useful life
Product development costs	Indefinite useful life